Interim Financial Results Interim Financial Results Footnotes (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Table Text Block]

In millions, except per share amounts and stock prices	1st Quarter		2nd Quarter		3rd Quarter		4th Quarter		Year
2016
Net sales	$5,110		$5,322		$5,266		$5,381		$21,079
Earnings (loss) from continuing operations before income taxes and equity earnings	317	(a)	(14)	(a)	373	(a)	280	(a)	956	(a)
Gain (loss) from discontinued operations	(5)	(b)	—		—		—		(5)	(b)
Net earnings (loss) attributable to International Paper Company	334	(a-c)	40	(a,c)	312	(a,c)	218	(a,c)	904	(a-c)
Basic earnings (loss) per share attributable to International Paper Company common shareholders:
Earnings (loss) from continuing operations	$0.82	(a)	$0.10	(a)	$0.76	(a)	$0.53	(a)	$2.21	(a)
Gain (loss) from discontinued operations	(0.01)	(b)	—		—		—		(0.01)	(b)
Net earnings (loss)	0.81	(a-c)	0.10	(a,c)	0.76	(a,c)	0.53	(a,c)	2.20	(a-c)
Diluted earnings (loss) per share attributable to International Paper Company common shareholders:
Earnings (loss) from continuing operations	0.82	(a)	0.10	(a)	0.75	(a)	0.53	(a)	2.19	(a)
Gain (loss) from discontinued operations	(0.01)	(b)	—		—		—		(0.01)	(b)
Net earnings (loss)	0.81	(a-c)	0.10	(a,c)	0.75	(a,c)	0.53	(a,c)	2.18	(a-c)
Dividends per share of common stock	0.4400		0.4400		0.4400		0.4625		1.7825
Common stock prices
High	$42.09		$44.60		$49.90		$54.68		$54.68
Low	32.50		39.24		41.08		43.55		32.50
2015
Net sales	$5,517		$5,714		$5,691		$5,443		$22,365
Earnings (loss) from continuing operations before income taxes and equity earnings	406		266	(d)	329	(d)	265	(d)	1,266	(d)
Gain (loss) from discontinued operations	—		—		—		—		—
Net earnings (loss) attributable to International Paper Company	313		227	(d,e)	220	(d,e)	178	(d,e)	938	(d,e)
Basic earnings (loss) per share attributable to International Paper Company common shareholders:
Earnings (loss) from continuing operations	$0.74		$0.54	(d)	$0.53	(d)	$0.43	(d)	$2.25	(d)
Gain (loss) from discontinued operations	—		—		—		—		—
Net earnings (loss)	0.74		0.54	(d,e)	0.53	(d,e)	0.43	(d,e)	2.25	(d,e)
Diluted earnings (loss) per share attributable to International Paper Company common shareholders:
Earnings (loss) from continuing operations	0.74		0.54	(d)	0.53	(d)	0.43	(d)	2.23	(d)
Gain (loss) from discontinued operations	—		—		—		—		—
Net earnings (loss)	0.74		0.54	(d,e)	0.53	(d,e)	0.43	(d,e)	2.23	(d,e)
Dividends per share of common stock	0.4000		0.4000		0.4000		0.4400		1.6400
Common stock prices
High	$57.90		$56.49		$49.49		$44.83		$57.90
Low	51.35		47.39		37.11		36.76		36.76

Note: Since basic and diluted earnings per share are computed independently for each period and category, full year per share amounts may not equal the sum of the four quarters. In addition, the unaudited selected consolidated financial data are derived from our audited consolidated financial statements and have been revised to reflect discontinued operations.

Interim Financial Results Footnotes [Table Text Block]
Footnotes to Interim Financial Results

(a)	Includes the following pre-tax charges (gains):

	2016
In millions	Q1	Q2	Q3	Q4
Riegelwood mill conversion costs	$9	$—	$—	$—
India Packaging evaluation write-off	—	—	17	—
Early debt extinguishment costs	—	—	29	—
Write-off of certain regulatory pre-engineering costs	—	—	8	—
Costs associated with the newly acquired pulp business	—	5	7	19
Asia Box impairment / restructuring	37	28	5	—
Gain on sale of investment in Arizona Chemical	(8)	—	—	—
Turkey mill closure	—	—	—	7
Amortization of Weyerhaeuser inventory fair value step-up	—	—	—	19
Total	$38	$33	$66	$45

(b) Includes a pre-tax charge of $8 million for a legal settlement associated with the xpedx business.
(c) Includes the following tax expenses (benefits):

	2016
	Q1	Q2	Q3	Q4
Cash pension contribution	$—	$23	$—	$—
U.S. Federal audit	(14)	—	—	—
Brazil goodwill	(57)	—	—	—
International legal entity restructuring	—	(6)	—	—
Luxembourg tax rate change	—	—	—	31
Tax impact of other special items	(3)	(10)	(24)	(14)
Total	$(74)	$7	$(24)	$17

(d) Includes the following pre-tax charges (gains):

	2015
In millions	Q1	Q2	Q3	Q4
Riegelwood mill conversion costs, net of proceeds from sale of the Carolina Coated Bristols brand	$—	$(14)	$7	$15
Timber monetization restructuring	—	—	17	(1)
Early debt extinguishment costs	—	207	—	—
Refund and state tax credits	—	(4)	—	—
IP-Sun JV impairment	—	—	186	(12)
Legal reserve adjustment	—	—	—	15
Impairment of Orsa goodwill and trade name intangible	—	—	—	137
Other items	—	1	1	4
Total	$—	$190	$211	$158

(e) Includes the following tax expenses (benefits):

	2015
	Q1	Q2	Q3	Q4
Tax expense for cash pension	$—	$23	$—	$—
Tax benefit related to IP-Sun JV	—	—	(67)	—
Other items	—	5	—	2
Tax impact of other special items	—	(67)	(3)	(13)
Total	$—	$(39)	$(70)	$(11)